Note 4 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Year Ended December 31,
	2024	2023
Net Income	$2,795,000	$2,020,000

Weighted average shares outstanding – basic	2,578,804	2,254,444
Effect of dilutive common stock equivalents	-	20,590
Adjusted weighted average shares outstanding – diluted	2,578,804	2,275,034

Basic earnings per share from continuing operations (1)	$0.92	$1.02
Basic earnings per share from discontinued operations (1)	$0.16	$(0.12)
Basic earnings per share, net	$1.08	$0.90
Diluted earnings per share from continuing operations (1)	$0.92	$1.00
Diluted earnings per share from discontinued operations (1)	$0.16	$(0.11)
Diluted earnings per share, net	$1.08	$0.89